SELIGMAN ADVISORS, INC.
                                AN AFFILIATE OF
                                     (LOGO)

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                                WWW.SELIGMAN.COM

THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF BENEFICIAL INTEREST OF SELIGMAN PENNSYLVANIA MUNICIPAL FUND, WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

                                                                     TEDPA2 9/01

                                    SELIGMAN
                                  PENNSYLVANIA
                                 MUNICIPAL FUND
                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001
                                PROVIDING INCOME
                              EXEMPT FROM REGULAR
                                   INCOME TAX

TO  THE  SHAREHOLDERS

THE TRAGIC EVENTS OF SEPTEMBER 11 SHOOK THE ENTIRE WORLD, AND J. & W. SELIGMAN & CO. INCORPORATED WAS NO EXCEPTION. WE WERE SHOCKED AND SADDENED BY THE DEVASTATION AND LOSS OF LIFE THAT TOOK PLACE JUST MILES FROM OUR OFFICES IN NEW YORK CITY, AS WELL AS AT THE PENTAGON AND IN PENNSYLVANIA. OUR HEARTFELT CONDOLENCES GO OUT TO OUR MANY FRIENDS, COLLEAGUES, NEIGHBORS, AND OTHERS WHO WERE PERSONALLY AFFECTED.

EVEN AS WE STRUGGLE TO COPE WITH A CHANGED WORLD, THE BUSINESS OF OUR COUNTRY GOES ON. THE YEAR ENDED SEPTEMBER 30, 2001, WAS A STRONG ONE FOR SELIGMAN PENNSYLVANIA MUNICIPAL FUND, WHICH RETURNED 10.27% BASED ON THE NET ASSET VALUE OF CLASS A SHARES. THE MUNICIPAL MARKET BENEFITED FROM SEVERAL TRENDS DURING THE YEAR. THE WEAKENING US ECONOMY CAUSED SIGNIFICANT VOLATILITY IN THE STOCK MARKET, AND THE RESULTING POOR INVESTMENT RESULTS ATTRACTED MANY INVESTORS TO THE RELATIVE STABILITY AND COMPETITIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPALS. MUNICIPAL YIELDS WERE LESS VOLATILE THAN THOSE OF TREASURY BONDS DURING THE PAST YEAR. BEGINNING IN JANUARY 2001, THE FEDERAL RESERVE BOARD BEGAN LOWERING INTEREST RATES AGGRESSIVELY IN ORDER TO SPUR AN ECONOMIC RECOVERY. THIS FAVORABLE INTEREST RATE ENVIRONMENT SPARKED A SIGNIFICANT INCREASE IN MUNICIPAL NEW ISSUANCE, IN PARTICULAR REFUNDING BONDS, AND THE INCREASED SUPPLY WAS MATCHED BY STRONG DEMAND.

THE TERRORIST ATTACKS OF SEPTEMBER 11 OCCURRED AT A TIME OF CONTINUED ECONOMIC SLUGGISHNESS AND FALTERING CONSUMER CONFIDENCE. IN THEIR IMMEDIATE AFTERMATH, ECONOMIC ACTIVITY IN THE US VIRTUALLY GROUND TO A HALT. AS A RESULT, THE ECONOMY SUFFERED SIGNIFICANT SHORT-TERM DAMAGE, AND THERE WAS INCREASED UNCERTAINTY ON THE PART OF BUSINESSES AND CONSUMERS.

THE FED AND THE FEDERAL GOVERNMENT RESPONDED QUICKLY AND DECISIVELY. ON SEPTEMBER 17, THE FED CUT INTEREST RATES 50 BASIS POINTS, FOLLOWED BY TWO ADDITIONAL 50-BASIS-POINT CUTS ON OCTOBER 2 AND NOVEMBER 6. RATES NOW STAND AT A 39-YEAR LOW, AND THE FED HOPES THE RESULTING INCREASE IN LIQUIDITY WILL PROVIDE A BOOST TO THE ECONOMY. THE FEDERAL GOVERNMENT IS CRAFTING AN ECONOMIC STIMULUS PACKAGE THAT WILL LIKELY INCLUDE BOTH INCREASED SPENDING AND TAX CUTS. MUNICIPAL ISSUANCE WAS DISRUPTED IMMEDIATELY AFTER SEPTEMBER 11, BUT IT HAS NOW RESUMED. BECAUSE THE WEAK ECONOMY HAS CAUSED TAX RECEIPTS TO DECLINE, STATES AND MUNICIPALITIES ARE EXPERIENCING REVENUE SHORTFALLS. MOST HAVE RESPONDED BY REDUCING EXPENDITURES AND/OR DRAWING ON RESERVES. TAX INCREASES MAY BE NECESSARY AS BUDGET SURPLUSES ARE DEPLETED. WHILE THERE IS CAUSE FOR CONCERN, IT IS IMPORTANT TO KEEP IN MIND THAT STATES AND MUNICIPALITIES ARE GENERALLY MUCH HEALTHIER NOW THAN THEY WERE DURING THE LAST MAJOR ECONOMIC DOWNTURN. MOST RECENTLY, MUNICIPAL CREDIT QUALITY HAS CONTINUED TO IMPROVE, ALBEIT AT A DECLINING RATE, AND DEMAND FOR MUNICIPALS REMAINS STRONG. WE WILL CLOSELY MONITOR BOTH THE MUNICIPAL MARKET AND THE FUND'S HOLDINGS FOR ANY SIGNS OF DETERIORATION. A MAJORITY OF THE FUND'S HOLDINGS ARE INSURED AND AAA-RATED, THE HIGHEST RATING AVAILABLE.

THE AMERICAN PEOPLE AND OUR ECONOMY HAVE, IN PAST CRISES, PROVEN REMARKABLY RESILIENT. THE TRAGEDY HURT OUR ECONOMY IN THE SHORT TERM, BUT THE LONG-TERM PRODUCTIVE CAPACITY OF THE US ECONOMY REMAINS UNCHANGED. WE EXPECT THAT THE ECONOMY WILL RESPOND FAVORABLY IN 2002 TO FEDERAL MONETARY AND FISCAL STIMULUS MEASURES. WE BELIEVE MARKET SENTIMENT STILL FAVORS MUNICIPAL BONDS, AND WE EXPECT CONTINUED STRONG INVESTMENT RESULTS FROM SELIGMAN PENNSYLVANIA MUNICIPAL FUND.

WE APPRECIATE YOUR CONFIDENCE IN SELIGMAN PENNSYLVANIA MUNICIPAL FUND. A DISCUSSION WITH YOUR PORTFOLIO MANAGER, AS WELL AS THE FUND'S PORTFOLIO OF INVESTMENTS, FINANCIAL STATEMENTS, AND PERFORMANCE HISTORY, FOLLOWS THIS LETTER.

BY ORDER OF THE TRUSTEES,

/s/ WILLIAM C. MORRIS
WILLIAM  C.  MORRIS
CHAIRMAN

                                                                /s/BRIAN T. ZINO
                                                                   BRIAN T. ZINO
                                                                       PRESIDENT
NOVEMBER  9,  2001

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

Q: WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN PENNSYLVANIA MUNICIPAL FUND DURING THE PAST YEAR?

A: US ECONOMIC GROWTH BEGAN TO DECLINE DURING THE THIRD QUARTER OF 2000. AT THE TIME, MOST ECONOMISTS WERE OPTIMISTIC THAT THE ENSUING SLOWDOWN WOULD BE SHALLOW AND SHORT-LIVED DUE TO A RESILIENT CONSUMER SECTOR. HOWEVER, MOUNTING CORPORATE LAYOFFS AND DISAPPOINTING STOCK MARKET RETURNS GRADUALLY ERODED CONSUMER CONFIDENCE. IN AN ATTEMPT TO PREVENT A SERIOUS DOWNTURN, THE FEDERAL RESERVE BOARD, IN A SERIES OF EASING MOVES, LOWERED THE FEDERAL FUNDS RATE TO 2.0% FROM 6.5%, WHILE CONGRESS APPROVED TAX CUTS TO HELP REVIVE ECONOMIC GROWTH. THESE ACTIONS MIGHT HAVE SUFFICED TO TURN THE ECONOMY AROUND WERE IT NOT FOR THE SEPTEMBER 11 TERRORIST ATTACKS. THE OUTLOOK FOR THE NATION CHANGED ON THAT DAY, AND SUBSEQUENT ECONOMIC REPORTS POINT TO WORSENING CONDITIONS.

     MARKET YIELDS DECLINED OVER THE PAST 12 MONTHS, RESULTING IN POSITIVE INVESTMENT RESULTS FOR MUNICIPAL FUNDS. LONG-TERM MUNICIPAL YIELDS, AS MEASURED BY THE BOND BUYER 20-BOND GENERAL OBLIGATION INDEX, FELL BY ALMOST ONE-HALF POINT DURING THE PERIOD. MUNICIPAL YIELDS FLUCTUATED WITHIN A MUCH TIGHTER RANGE THAN THE 10-YEAR TREASURY BOND, BUT MATCHED THE YIELD SPREAD OF THE 30-YEAR TREASURY BOND. MUNICIPAL NEW ISSUE VOLUME ROSE SIGNIFICANTLY IN 2001, SPURRED BY LOWER INTEREST RATES. YEAR-TO-DATE, MUNICIPAL SUPPLY IS UP 34% COMPARED TO THE SAME PERIOD LAST YEAR. MUCH OF THE INCREASE IS ATTRIBUTABLE TO A SURGE IN REFUNDING ISSUANCE, WHICH ROSE A DRAMATIC 227%. REFUNDING BONDS ARE GENERALLY ISSUED TO RETIRE OUTSTANDING, HIGHER-COST DEBT. AMONG INDIVIDUAL STATES, VOLUME FIGURES VARIED WIDELY. OF THE 10 LARGEST STATE ISSUERS, WASHINGTON HAD A 128% INCREASE IN MUNICIPAL SUPPLY, WHILE NEW YORK'S DECREASED BY 3%. MUNICIPAL SUPPLY IN PENNSYLVANIA INCREASED AN IMPRESSIVE 119%.

     EQUITY MARKET VOLATILITY AND ECONOMIC UNCERTAINTY HAVE SPARKED RENEWED INTEREST IN MUNICIPAL INVESTMENTS. INCREASINGLY, INVESTORS HAVE FOUND THE MUNICIPAL MARKET'S RECORD OF SAFETY AND STABILITY PARTICULARLY APPEALING, AND THIS HAS ENABLED THE DEMAND FOR MUNICIPAL BONDS TO KEEP PACE WITH THE ROBUST SUPPLY. IN ADDITION, HIGH-QUALITY MUNICIPAL BONDS CONTINUE TO OFFER A SIGNIFICANT YIELD ADVANTAGE IN COMPARISON TO THE AFTER-TAX YIELDS OF TREASURY BONDS. THE RELATIVE ATTRACTIVENESS OF MUNICIPAL BONDS IS THE RESULT OF A CONTINUATION OF NARROW YIELD SPREADS BETWEEN MUNICIPAL BONDS AND TREASURY BONDS. MUNICIPAL CREDIT QUALITY IMPROVED DURING THE PAST QUARTER. STANDARD & POOR'S REPORTED THAT, FOR THE 22ND CONSECUTIVE QUARTER, OVERALL CREDIT RATING UPGRADES EXCEEDED DOWNGRADES BY A RATIO OF 3 TO 1. IN THE HEALTH CARE SECTOR, DOWNGRADES CONTINUE TO EXCEED UPGRADES BY A RATIO OF 9 TO 1. HOWEVER, THE INDUSTRY HAS SLOWLY BUT STEADILY BEEN MAKING PROGRESS. WHILE HEALTH CARE PROVIDERS FACE MANY CHALLENGES, PROSPECTS FOR THE FUTURE ARE ENCOURAGING.

INTERVIEW  WITH  YOUR  PORTFOLIO  MANAGER,
THOMAS  G.  MOLES

Q:   WHAT  WAS  YOUR  STRATEGY?

A: OUR INVESTMENT STRATEGY DURING THE PAST 12 MONTHS HAS BEEN CONSISTENT WITH OUR EXPECTATIONS FOR BELOW-TREND ECONOMIC GROWTH AND DECLINING LONG-TERM INTEREST RATES. THROUGHOUT THE YEAR, WE ENGAGED IN DURATION EXTENSION TRADES, PURCHASING BONDS IN THE 20-TO-40 YEAR MATURITY RANGE, WHILE REDUCING DEFENSIVE POSITIONS. LONG-TERM BONDS CONTINUE TO OFFER THE HIGHEST YIELDS AS WELL AS THE GREATEST POTENTIAL FOR PRICE APPRECIATION AS INTEREST RATES FALL (CONVERSELY, AS INTEREST RATES RISE, LONGER MATURITY BONDS TYPICALLY UNDERPERFORM SHORTER MATURITY BONDS). CASH POSITIONS WERE KEPT TO A MINIMUM DUE TO THE WIDENING YIELD SPREAD BETWEEN SHORT-TERM AND LONG-TERM BONDS, AS WELL AS THE LACK OF CAPITAL GAIN OPPORTUNITIES IN THE SHORT-TERM MARKET. THE CALLABILITY OF FUND HOLDINGS BECOMES MORE OF A CONCERN IN A DECLINING INTEREST RATE ENVIRONMENT. WHERE APPROPRIATE, SHORT-CALL POSITIONS WERE REDUCED AND REPLACED WITH BONDS OFFERING A MINIMUM OF 10
     YEARS  OF  CALL  PROTECTION.

     THE MAJORITY OF FUND PURCHASES WERE OF AAA INSURED MUNICIPAL BONDS. YIELD SPREADS BETWEEN HIGH- AND LOWER-QUALITY BONDS CONTINUE TO BE NARROW. FOR SOME TIME, LOWER-QUALITY BONDS HAVE NOT OFFERED ENOUGH ADDITIONAL YIELD TO COMPENSATE FOR THE INCREASED RISK. IN ADDITION, LOWER-QUALITY BONDS GENERALLY UNDERPERFORM DURING PERIODS OF ECONOMIC WEAKNESS. GIVEN THE POTENTIAL FOR CONTINUED SLUGGISHNESS IN THE ECONOMY, WE CURRENTLY FAVOR MUNICIPAL BONDS ISSUED TO FUND ESSENTIAL SERVICES SUCH AS TRANSPORTATION, EDUCATION, AND WATER SEWER FACILITIES.

     THE FUND HOLDS POSITIONS IN AIRPORT BONDS, A SECTOR THAT HAS BEEN HURT BY THE SHARP DECLINE IN AIR TRAFFIC. ALL AIRPORT BONDS IN THE FUND ARE INSURED AND RATED AAA, THE HIGHEST MUNICIPAL CREDIT RATING AVAILABLE. WE WILL BE CLOSELY MONITORING THESE MUNICIPAL ISSUES IN THE MONTHS AHEAD FOR SIGNS OF CREDIT DETERIORATION.

Q:   WHAT  IS  YOUR  OUTLOOK?

A: THE EVENTS OF SEPTEMBER 11 AND THE WEEKS THAT FOLLOWED HAVE PROFOUNDLY AFFECTED THE NATION. OUR SENSE OF SECURITY HAS BEEN SHAKEN, AND IT WILL TAKE TIME TO RECOVER. AT THIS DATE, IT APPEARS THAT THE CURRENT ECONOMIC SLOWDOWN IS LIKELY TO BE LONGER THAN ORIGINALLY EXPECTED DESPITE THE EFFORTS OF THE FEDERAL RESERVE AND CONGRESS TO STIMULATE ECONOMIC ACTIVITY. NEVERTHELESS, WE REMAIN HOPEFUL THAT CONTINUED ACCOMMODATIVE MONETARY AND FISCAL POLICY WILL ULTIMATELY ELICIT A MEANINGFUL RECOVERY. WHILE THE US HAS MANY CHALLENGES TO FACE IN THE MONTHS TO COME, WE TAKE COMFORT IN THE KNOWLEDGE THAT OUR NATION HAS A LONG HISTORY OF TRIUMPH OVER ADVERSITY.

     AT J. & W. SELIGMAN & CO., WE BELIEVE THAT MUNICIPAL BOND FUNDS, INCLUDING SELIGMAN PENNSYLVANIA MUNICIPAL FUND, WILL CONTINUE TO PLAY AN IMPORTANT ROLE IN HELPING INVESTORS MEET THEIR LONG-TERM FINANCIAL GOALS. FURTHER, WE TRUST THAT OUR CONSERVATIVE APPROACH TO MANAGING THE FUND WILL PROVIDE OUR SHAREHOLDERS WITH MANY YEARS OF COMPETITIVE INVESTMENT RETURNS.

A TEAM APPROACH

SELIGMAN PENNSYLVANIA MUNICIPAL FUND IS MANAGED BY THE SELIGMAN MUNICIPALS TEAM, HEADED BY THOMAS G. MOLES. MR. MOLES IS ASSISTED IN THE MANAGEMENT OF THE FUND BY A GROUP OF SEASONED PROFESSIONALS WHO ARE RESPONSIBLE FOR RESEARCH AND TRADING CONSISTENT WITH THE FUND'S INVESTMENT OBJECTIVE. TEAM MEMBERS INCLUDE THERESA BARION, EILEEN COMERFORD, AUDREY KUCHTYAK, AND DEBRA MCGUINNESS.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

     THIS CHART COMPARES A $10,000 HYPOTHETICAL INVESTMENT MADE IN SELIGMAN PENNSYLVANIA MUNICIPAL FUND CLASS A SHARES WITH AND WITHOUT THE INITIAL 4.75% MAXIMUM SALES CHARGE, AND ASSUMES THAT ALL DISTRIBUTIONS WITHIN THE PERIOD ARE INVESTED IN ADDITIONAL SHARES, FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2001, TO A $10,000 HYPOTHETICAL INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (LEHMAN INDEX) FOR THE SAME PERIOD. THE PERFORMANCES OF SELIGMAN PENNSYLVANIA MUNICIPAL FUND CLASS C AND CLASS D SHARES ARE NOT SHOWN IN THIS CHART BUT ARE INCLUDED IN THE TABLE ON PAGE 5. IT IS IMPORTANT TO KEEP IN MIND THAT THE LEHMAN INDEX DOES NOT INCLUDE ANY FEES OR SALES CHARGES AND DOES NOT REFLECT STATE-SPECIFIC BOND MARKET PERFORMANCE. THE TABLE ON PAGE 5 ALSO INCLUDES RELEVANT PORTFOLIO CHARACTERISTICS. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE INVESTMENT RESULTS.


SELIGMAN  PENNSYLVANIA  MUNICIPAL  FUND
CLASS  A

                                     VALUE
                                     --------------
                                     WITH   WITHOUT
                                     SALES  SALES     LEHMAN
DATE                                 CHARGE  CHARGE    INDEX
-------------------------------------------------------------
30-SEP-1991                          $ 9,520  $10,000 $10,000
31-DEC-1991                            9,787   10,280  10,336
31-MAR-1992                            9,818   10,313  10,367
30-JUN-1992                           10,204   10,718  10,761
30-SEP-1992                           10,454   10,981  11,046
31-DEC-1992                           10,700   11,239  11,247
31-MAR-1993                           11,109   11,668  11,664
30-JUN-1993                           11,527   12,108  12,046
30-SEP-1993                           11,992   12,596  12,453
31-DEC-1993                           12,081   12,689  12,627
31-MAR-1994                           11,308   11,878  11,934
30-JUN-1994                           11,368   11,940  12,067
30-SEP-1994                           11,392   11,966  12,149
31-DEC-1994                           11,232   11,798  11,974
31-MAR-1995                           12,085   12,694  12,820
30-JUN-1995                           12,346   12,968  13,129
30-SEP-1995                           12,594   13,229  13,507
31-DEC-1995                           13,255   13,923  14,064
31-MAR-1996                           12,959   13,612  13,894
30-JUN-1996                           13,038   13,695  14,001
30-SEP-1996                           13,422   14,098  14,323
31-DEC-1996                           13,711   14,402  14,688
31-MAR-1997                           13,603   14,288  14,654
30-JUN-1997                           14,069   14,778  15,160
30-SEP-1997                           14,481   15,211  15,617
31-DEC-1997                           14,903   15,654  16,041
31-MAR-1998                           15,104   15,865  16,225
30-JUN-1998                           15,329   16,101  16,472
30-SEP-1998                           15,814   16,611  16,977
31-DEC-1998                           15,818   16,615  17,079
31-MAR-1999                           15,921   16,723  17,231
30-JUN-1999                           15,608   16,395  16,926
30-SEP-1999                           15,279   16,049  16,859
31-DEC-1999                           14,997   15,753  16,727
31-MAR-2000                           15,572   16,357  17,217
30-JUN-2000                           15,777   16,572  17,477
30-SEP-2000                           16,094   16,905  17,900
31-DEC-2000                           16,943   17,797  18,682
31-MAR-2001                           17,145   18,009  19,097
30-JUN-2001                           17,302   18,174  19,221
30-SEP-2001                           17,773   18,668  19,761


     THE PERFORMANCES OF CLASS C AND CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS.

     PERFORMANCE DATA QUOTED REPRESENT CHANGES IN PRICES AND ASSUME THAT ALL DISTRIBUTIONS WITHIN THE PERIOD ARE INVESTED IN ADDITIONAL SHARES. THE RATES OF RETURN WILL VARY AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY

INVESTMENT  RESULTS  PER  SHARE

TOTAL  RETURNS
FOR  PERIODS  ENDED  SEPTEMBER  30,  2001


                                                       AVERAGE  ANNUAL
                                    --------------------------------------------------
                                                                  CLASS  C    CLASS  D
                                                                  SINCE      SINCE
                                     SIX       ONE    FIVE   10    INCEPTION  INCEPTION
                                     MONTHS*   YEAR   YEARS  YEARS  5/27/99    2/1/94
--------------------------------------------------------------------------------
CLASS  A**
WITH  SALES  CHARGE                 (1.43)%   5.07%  4.72%  5.92%  N/A       N/A
WITHOUT  SALES  CHARGE               3.49    10.27   5.74   6.44   N/A       N/A
CLASS  C**
WITH  SALES  CHARGE  AND  CDSC       1.09     7.33   N/A    N/A    3.72%     N/A
WITHOUT  SALES  CHARGE  AND  CDSC    3.13     9.48   N/A    N/A    4.17      N/A
CLASS  D**
WITH  1%  CDSC                       2.13     8.48   N/A    N/A    N/A       N/A
WITHOUT  CDSC                        3.13     9.48   4.95   N/A    N/A       4.15%
LEHMAN  BROTHERS
MUNICIPAL  BOND  INDEX***            3.48    10.40   6.65   7.05   6.20+     5.86++


NET  ASSET  VALUE                                 DIVIDEND,  CAPITAL  GAIN,  AND IELD  INFORMATION
                                                  FOR  PERIODS ENDED SEPTEMBER 30, 2001
            9/30/01       3/31/01     9/30/00                DIVIDENDS 0   SEC YIELD 00
--------------------------------------------------------------------------------
CLASS  A     $7.92       $7.81       $7.49       CLASS  A  $0.327        3.13%
CLASS  C      7.91        7.80        7.48       CLASS  C   0.270        2.51
CLASS  D      7.91        7.80        7.48       CLASS  D   0.270        2.53

HOLDINGS  BY  MARKET  SECTOR+++                 MOODY'S/S&P  RATINGS+++
REVENUE  BONDS                   85%            AAA/AAA                      80%
GENERAL  OBLIGATION  BONDS++++   20             AA/AA                        15
                                                A/A                           5
WEIGHTED  AVERAGE  MATURITY      20.5 YEARS

-----------------
*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
** RETURN FIGURES REFLECT ANY CHANGE IN PRICE AND ASSUME ALL DISTRIBUTIONS WITHIN THE PERIOD ARE INVESTED IN ADDITIONAL SHARES. RETURNS FOR CLASS A SHARES ARE CALCULATED WITH AND WITHOUT THE EFFECT OF THE INITIAL 4.75% MAXIMUM SALES CHARGE. RETURNS FOR CLASS C SHARES ARE CALCULATED WITH AND WITHOUT THE EFFECT OF THE INITIAL 1% MAXIMUM SALES CHARGE AND THE 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") THAT IS CHARGED ON REDEMPTIONS MADE WITHIN 18 MONTHS OF THE DATE OF PURCHASE. RETURNS FOR CLASS D SHARES ARE CALCULATED WITH AND WITHOUT THE EFFECT OF THE 1% CDSC, CHARGED ON REDEMPTIONS MADE WITHIN ONE YEAR OF THE DATE OF PURCHASE. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO APPLICABLE STATE AND LOCAL TAXES, AND ANY AMOUNT MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
*** THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT DOES NOT INCLUDE ANY FEES OR SALES CHARGES. IT IS COMPOSED OF APPROXIMATELY 60% REVENUE BONDS AND 40% STATE GOVERNMENT OBLIGATIONS. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.
+    FROM 5/31/99.
++   FROM 1/31/94.
0 REPRESENTS PER SHARE AMOUNT PAID OR DECLARED FOR THE YEAR ENDED SEPTEMBER 30, 2001.
00 CURRENT YIELD, REPRESENTING THE ANNUALIZED YIELD FOR THE 30-DAY PERIOD ENDED SEPTEMBER 30, 2001, HAS BEEN COMPUTED IN ACCORDANCE WITH SEC REGULATIONS AND WILL VARY.
+++ PERCENTAGES BASED ON MARKET VALUES OF LONG-TERM HOLDINGS AT SEPTEMBER 30, 2001.
++++ INCLUDES ESCROWED-TO-MATURITY SECURITIES.

PORTFOLIO  OF  INVESTMENTS
SEPTEMBER  30,  2001

FACE                                                                     RATINGS+     MARKET
AMOUNT       MUNICIPAL BONDS                                             MOODY'S/S&P  VALUE
------------------------------------------------------------------------------------------------
 1,000,000   BERKS COUNTY MUNICIPAL AUTHORITY, PA HOSPITAL REV.
             (THE READING HOSPITAL & MEDICAL CENTER PROJECT),
             5.70% DUE 10/1/2014                                         AAA/AAA      $1,110,930
 1,000,000   BERKS COUNTY MUNICIPAL AUTHORITY, PA HOSPITAL REV.
             (THE READING HOSPITAL & MEDICAL CENTER PROJECT),
             6.10% DUE 10/1/2023                                         AAA/AAA       1,114,820
 1,000,000   BERKS COUNTY MUNICIPAL AUTHORITY, PA HOSPITAL
             REV. (THE READING HOSPITAL & MEDICAL CENTER PROJECT),
             6% DUE 11/1/2029                                            AAA/AAA       1,161,390
 1,150,000   BUCKS COUNTY, PA GOS, 5% DUE 5/1/2017                       AA2/AA        1,162,167
 1,000,000   DELAWARE COUNTY AUTHORITY, PA (HAVERFORD COLLEGE REV.),
             5-1/2% DUE 11/15/2023                                       AAA/AAA       1,016,150
 1,000,000   DELAWARE COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY, PA
             (PHILADELPHIA SUBURBAN WATER COMPANY), 6.35%
             DUE 8/15/2025*                                              AAA/AAA       1,092,420
 1,000,000   DELAWARE RIVER PORT AUTHORITY REV. (PENNSYLVANIA AND
             NEW JERSEY PORT DISTRICT PROJECT), 5-5/8% DUE 1/1/2026      AAA/AAA       1,048,670
 1,000,000   DELAWARE VALLEY, PA REGIONAL FINANCE AUTHORITY LOCAL
             GOVERNMENT REV., 7-3/4% DUE 7/1/2027                        AAA/AAA       1,368,480
 1,300,000   LEHIGH COUNTY, PA INDUSTRIAL DEVELOPMENT AUTHORITY
             POLLUTION CONTROL REV. (PENNSYLVANIA POWER & LIGHT
             COMPANY PROJECT), 6.15% DUE 8/1/2029                        AAA/AAA       1,383,889
 2,000,000   PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY STUDENT
             LOAN REV., 6.40% DUE 3/1/2022*                              AAA/AAA       2,057,240
 1,000,000   PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY
             COLLEGE & UNIVERSITY REV. (UNIVERSITY OF PENNSYLVANIA),
             5.90% DUE 9/1/2014                                          A1/AA         1,053,050
 1,220,000   PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY
             REV. (TEMPLE UNIVERSITY), 5% DUE 4/L/2029                   AAA/AAA       1,193,233
 1,350,000   PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY
             REV. (DREXEL UNIVERSITY), 5-3/4% DUE 5/1/2022               AAA/AAA       1,421,955
 1,000,000   PENNSYLVANIA HOUSING FINANCE AGENCY (SINGLE FAMILY
             MORTGAGE REV.), 6-1/4% DUE 4/1/2031*                        AA2/AA+       1,053,880
 1,250,000   PENNSYLVANIA INTERGOVERNMENTAL CO-OP AUTHORITY SPECIAL
             TAX REV. (PHILADELPHIA FUNDING PROGRAM), 5% DUE 6/15/2021   AAA/AAA       1,228,375
 1,000,000   PENNSYLVANIA STATE GOS, 5% DUE 3/1/2017                     AA2/AA        1,010,920
   750,000   PENNSYLVANIA STATE TURNPIKE COMMISSION REV.,
             6% DUE 12/1/2017                                            AAA/AAA         788,670

----------
+    RATINGS  HAVE  NOT  BEEN  AUDITED  BY  DELOITTE  &  TOUCHE  LLP.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

PORTFOLIO  OF  INVESTMENTS
SEPTEMBER  30,  2001



FACE                                                                     RATINGS+     MARKET
AMOUNT       MUNICIPAL BONDS                                             MOODY'S/S&P  VALUE
------------------------------------------------------------------------------------------------
 1,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION REV.,
             5% DUE 7/15/2041                                            AAA/AAA        $964,660
 1,300,000   PHILADELPHIA, PA AIRPORT REV., 6.10% DUE 6/15/2025*         AAA/AAA       1,389,570
 1,000,000   PHILADELPHIA, PA PARKING AUTHORITY AIRPORT PARKING REV.,
             5-1/2% DUE 9/1/2018                                         AAA/AAA       1,035,390
   450,000   PHILADELPHIA REDEVELOPMENT AUTHORITY, PA (HOME
             MORTGAGE REV.), 9% DUE 6/L/2017++                           AAA/AA          479,705
                                                                                      ----------
TOTAL MUNICIPAL BONDS (COST $22,638,227) - 95.5%                                      24,135,564
VARIABLE RATE DEMAND NOTES (COST $800,000) - 3.2%                                        800,000
OTHER ASSETS LESS LIABILITIES - 1.3%                                                     336,124
                                                                                     -----------
NET ASSETS - 100.0%                                                                  $25,271,688
                                                                                     ===========



----------
+    RATINGS  HAVE  NOT  BEEN  AUDITED  BY  DELOITTE  &  TOUCHE  LLP.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  ASSETS  AND  LIABILITIES
SEPTEMBER  30,  2001



ASSETS:
INVESTMENTS, AT VALUE:
  LONG-TERM HOLDINGS (COST $22,638,227)                                                $24,135,564
  SHORT-TERM HOLDINGS (COST $800,000)                                                      800,000   $24,935,564
                                                                                       ----------
CASH                                                                                                     100,518
INTEREST RECEIVABLE                                                                                      385,976
RECEIVABLE FOR SHARES OF BENEFICIAL INTEREST SOLD                                                          6,099
EXPENSES PREPAID TO SHAREHOLDER SERVICE AGENT                                                              3,751
OTHER                                                                                                        358
                                                                                                      ----------
TOTAL ASSETS                                                                                          25,432,266
                                                                                                      ----------
LIABILITIES:
DIVIDENDS PAYABLE                                                                                         38,080
PAYABLE FOR SHARES OF BENEFICIAL INTEREST REPURCHASED                                                     14,063
ACCRUED EXPENSES AND OTHER                                                                               108,435
                                                                                                      ----------
TOTAL LIABILITIES                                                                                        160,578
                                                                                                      ----------
NET ASSETS                                                                                           $25,271,688
                                                                                                    ============
COMPOSITION OF NET ASSETS:
SHARES OF BENEFICIAL INTEREST, AT PAR ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED;
3,189,618 SHARES OUTSTANDING):
     CLASS A                                                                                              $3,035
     CLASS C                                                                                                  79
     CLASS D                                                                                                  75
ADDITIONAL PAID-IN CAPITAL                                                                            23,735,845
DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME                                                             (2,555)
UNDISTRIBUTED NET REALIZED GAIN                                                                           37,872
NET UNREALIZED APPRECIATION OF INVESTMENTS                                                             1,497,337
                                                                                                      ----------
NET ASSETS                                                                                           $25,271,688
                                                                                                     ===========
NET ASSET VALUE PER SHARE:
CLASS A ($24,047,395   3,034,894 SHARES)                                                                   $7.92
                                                                                                           =====
CLASS C ($627,943   79,359 SHARES)                                                                         $7.91
                                                                                                           =====
CLASS D ($596,350   75,365 SHARES)                                                                         $7.91
                                                                                                           =====



----------
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  SEPTEMBER  30,  2001



INVESTMENT INCOME:
INTEREST                                                                                             $1,355,832
EXPENSES:
MANAGEMENT FEE                                                                            $122,879
DISTRIBUTION AND SERVICE FEES                                                               68,078
AUDITING AND LEGAL FEES                                                                     45,410
SHAREHOLDER ACCOUNT SERVICES                                                                38,718
REGISTRATION                                                                                18,037
SHAREHOLDER REPORTS AND COMMUNICATIONS                                                      25,236
CUSTODY AND RELATED SERVICES                                                                 8,751
TRUSTEES' FEES AND EXPENSES (NET OF REDUCTION IN DEFERRED FEES)                                281
MISCELLANEOUS                                                                                4,495
                                                                                        ----------
TOTAL EXPENSES                                                                                           331,885
                                                                                                      ----------
NET INVESTMENT INCOME                                                                                  1,023,947
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
NET REALIZED GAIN ON INVESTMENTS                                                            98,060
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS                        1,270,216
                                                                                        ----------
NET GAIN ON INVESTMENTS                                                                                1,368,276
                                                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                                               $2,392,223
                                                                                                     ===========



-----------
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSET




                                                                                       YEAR  ENDED  SEPTEMBER  30,
                                                                                       --------------------------
                                                                                       2001                  2000
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
NET  INVESTMENT  INCOME                                                                $1,023,947     $1,113,470
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                                               98,060        (60,188)
NET  CHANGE  IN  UNREALIZED  APPRECIATION/DEPRECIATION
OF  INVESTMENTS                                                                         1,270,216         171,089
                                                                                       ----------      ----------
INCREASE  IN  NET  ASSETS  FROM OPERATIONS                                              2,392,223       1,224,371
                                                                                       ----------      ----------
DISTRIBUTIONS  TO  SHAREHOLDERS:
NET  INVESTMENT  INCOME:
     CLASS  A                                                                            (996,950)     (1,082,783)
     CLASS  C                                                                              (9,462)         (6,608)
     CLASS  D                                                                             (20,090)        (24,079)
NET  REALIZED  GAIN  ON  INVESTMENTS:
     CLASS  A                                                                                  --        (163,964)
     CLASS  C                                                                                  --          (1,069)
     CLASS  D                                                                                  --          (4,682)
                                                                                       ----------      ----------
DECREASE  IN  NET ASSETS FROM DISTRIBUTIONS                                            (1,026,502)     (1,283,185)
                                                                                      ===========      ==========






                                                                 SHARES
                                                        ----------------------
TRANSACTIONS  IN  SHARES  OF                           YEAR  ENDED  SEPTEMBER  30,
                                                        ----------------------
BENEFICIAL  INTEREST:                                       2001        2000
-------     -------
NET  PROCEEDS  FROM  SALES  OF  SHARES:
     CLASS  A                                              136,799       49,280        1,070,198         363,603
     CLASS  C                                               64,021       11,334          501,702          83,627
     CLASS  D                                               10,677       10,179           84,995          75,375
SHARES  ISSUED  IN  PAYMENT  OF  DIVIDENDS:
     CLASS  A                                               69,436       66,149          539,886         486,054
     CLASS  C                                                  221           --            1,726               -
     CLASS  D                                                1,400        1,023           10,838           7,502
EXCHANGED  FROM  ASSOCIATED  FUNDS:
     CLASS  A                                              450,739      604,963        3,492,392       4,365,626
     CLASS  C                                                5,049           --           38,068              --
     CLASS  D                                               13,460        5,175          103,300          37,954
SHARES  ISSUED  IN  PAYMENT  OF  GAIN  DISTRIBUTIONS:
     CLASS  A                                                   --       13,400               --          98,757
     CLASS  C                                                   --           60               --             439
     CLASS  D                                                   --          298               --           2,192
                                                          --------    ---------        ---------       ---------
TOTAL                                                      751,802      761,861        5,843,105       5,521,129
                                                          --------    ---------        ---------     -----------
COST  OF  SHARES  REPURCHASED:
     CLASS  A                                              (418,750)    (400,523)      (3,254,788)    (2,937,847)
     CLASS  C                                               (13,546)      (3,502)        (102,218)       (26,187)
     CLASS  D                                               (20,731)     (43,803)        (160,235)      (321,059)
EXCHANGED  INTO  ASSOCIATED  FUNDS:
     CLASS  A                                              (275,358)    (616,359)      (2,134,616)    (4,449,913)
     CLASS  C                                                (3,400)          --          (26,486)            --
     CLASS  D                                                (9,634)      (7,081)         (74,799)       (52,423)
                                                          --------    ---------        ---------      -----------
TOTAL                                                      (741,419)  (1,071,268)      (5,753,142)    (7,787,429)
                                                          --------    ---------        ---------      -----------
DECREASE  IN  NET  ASSETS  FROM  TRANSACTIONS
IN  SHARES  OF  BENEFICIAL  INTEREST                         10,383    (309,407)           89,963     (2,266,300)
                                                          =========    =========        ---------     -----------
INCREASE  (DECREASE)  IN  NET  ASSETS                                                   1,455,684     (2,325,114)
NET  ASSETS:
BEGINNING  OF  YEAR                                                                    23,816,004      26,141,118
                                                                                       ----------     -----------
END  OF  YEAR  (NET  OF  DIVIDENDS  IN EXCESS OF NET INVESTMENT INCOME OF $2,555
 AND  $0,  RESPECTIVELY)                                                              $25,271,688     $23,816,004
                                                                                      ===========     ===========



-----------
SEE NOTES TO FINANCIAL STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS
1. MULTIPLE CLASSES OF SHARES -- SELIGMAN PENNSYLVANIA MUNICIPAL FUND (THE "FUND") OFFERS THREE CLASSES OF SHARES. CLASS A SHARES ARE SOLD WITH AN INITIAL SALES CHARGE OF UP TO 4.75% AND A CONTINUING SERVICE FEE OF UP TO 0.25% ON AN ANNUAL BASIS. CLASS A SHARES PURCHASED IN AN AMOUNT OF $1,000,000 OR MORE ARE SOLD WITHOUT AN INITIAL SALES CHARGE BUT ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1% ON REDEMPTIONS WITHIN 18 MONTHS OF PURCHASE. CLASS C SHARES ARE SOLD WITH AN INITIAL SALES CHARGE OF UP TO 1% AND ARE SUBJECT TO A DISTRIBUTION FEE OF UP TO 0.75% AND A SERVICE FEE OF UP TO 0.25% ON AN ANNUAL BASIS, AND A CDSC, IF APPLICABLE, OF 1% IMPOSED ON REDEMPTIONS MADE WITHIN 18 MONTHS OF PURCHASE. CLASS D SHARES ARE SOLD WITHOUT AN INITIAL SALES CHARGE BUT ARE SUBJECT TO A DISTRIBUTION FEE OF UP TO 0.75% AND A SERVICE FEE OF UP TO 0.25% ON AN ANNUAL BASIS, AND A CDSC, IF APPLICABLE, OF 1% IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. THE THREE CLASSES OF SHARES REPRESENT INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS, HAVE THE SAME RIGHTS, AND ARE GENERALLY IDENTICAL IN ALL RESPECTS EXCEPT THAT EACH CLASS BEARS ITS SEPARATE DISTRIBUTION AND CERTAIN OTHER CLASS-SPECIFIC EXPENSES, AND HAS EXCLUSIVE VOTING RIGHTS WITH RESPECT TO ANY MATTER ON WHICH A SEPARATE VOTE OF ANY CLASS IS REQUIRED.
2. SIGNIFICANT ACCOUNTING POLICIES -- THE FINANCIAL STATEMENTS HAVE BEEN PREPARED IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA WHICH REQUIRE MANAGEMENT TO MAKE CERTAIN ESTIMATES AND ASSUMPTIONS AT THE DATE OF THE FINANCIAL STATEMENTS. THE FOLLOWING SUMMARIZES THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND:
     A. SECURITY VALUATION -- ALL MUNICIPAL SECURITIES AND OTHER SHORT-TERM HOLDINGS MATURING IN MORE THAN 60 DAYS ARE VALUED BASED UPON QUOTATIONS PROVIDED BY AN INDEPENDENT PRICING SERVICE OR, IN THEIR ABSENCE, AT FAIR VALUE DETERMINED IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE TRUSTEES. SHORT-TERM HOLDINGS MATURING IN 60 DAYS OR LESS ARE GENERALLY VALUED AT AMORTIZED COST.
     B. FEDERAL TAXES -- THERE IS NO PROVISION FOR FEDERAL INCOME TAX. THE FUND HAS ELECTED TO BE TAXED AS A REGULATED INVESTMENT COMPANY AND INTENDS TO DISTRIBUTE SUBSTANTIALLY ALL TAXABLE NET INCOME AND NET GAIN REALIZED.
     C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- INVESTMENT TRANSACTIONS ARE RECORDED ON TRADE DATES. IDENTIFIED COST OF INVESTMENTS SOLD IS USED FOR BOTH FINANCIAL STATEMENT AND FEDERAL INCOME TAX PURPOSES. INTEREST INCOME IS RECORDED ON THE ACCRUAL BASIS. THE FUND AMORTIZES ORIGINAL ISSUE DISCOUNTS AND PREMIUMS PAID ON PURCHASES OF PORTFOLIO SECURITIES. THE FUND WILL ADOPT THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES. AS REQUIRED, THE FUND WILL BEGIN AMORTIZING MARKET DISCOUNTS ON PURCHASES OF PORTFOLIO SECURITIES EFFECTIVE OCTOBER 1, 2001. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE IS IMMATERIAL AND WILL HAVE NO IMPACT ON THE TOTAL NET ASSETS OF THE FUND.
     D. MULTIPLE CLASS ALLOCATIONS -- ALL INCOME, EXPENSES (OTHER THAN CLASS-SPECIFIC EXPENSES), AND REALIZED AND UNREALIZED GAINS OR LOSSES ARE ALLOCATED DAILY TO EACH CLASS OF SHARES BASED UPON THE RELATIVE VALUE OF THE SHARES OF EACH CLASS. CLASS-SPECIFIC EXPENSES, WHICH INCLUDE DISTRIBUTION AND SERVICE FEES AND ANY OTHER ITEMS THAT ARE SPECIFICALLY ATTRIBUTABLE TO A PARTICULAR CLASS, ARE CHARGED DIRECTLY TO SUCH CLASS. FOR THE YEAR ENDED SEPTEMBER 30, 2001, DISTRIBUTION AND SERVICE FEES WERE THE ONLY CLASS-SPECIFIC EXPENSES.
     E. DISTRIBUTIONS TO SHAREHOLDERS -- DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY. OTHER DISTRIBUTIONS PAID BY THE FUND ARE RECORDED ON THE EX-DIVIDEND DATE. THE TREATMENT FOR FINANCIAL STATEMENT PURPOSES OF DISTRIBUTIONS MADE TO SHAREHOLDERS DURING THE YEAR FROM NET INVESTMENT INCOME OR NET REALIZED GAINS MAY DIFFER FROM THEIR ULTIMATE TREATMENT FOR FEDERAL INCOME TAX PURPOSES. THESE DIFFERENCES ARE CAUSED PRIMARILY BY DIFFERENCES IN THE TIMING OF THE RECOGNITION OF CERTAIN COMPONENTS OF INCOME, EXPENSE, OR REALIZED CAPITAL GAIN FOR FEDERAL INCOME TAX PURPOSES. WHERE SUCH DIFFERENCES ARE PERMANENT IN NATURE, THEY ARE RECLASSIFIED IN THE COMPONENTS OF NET ASSETS BASED ON THEIR ULTIMATE CHARACTERIZATION FOR FEDERAL INCOME TAX PURPOSES. ANY SUCH RECLASSIFICATIONS WILL HAVE NO EFFECT ON NET ASSETS, RESULTS OF OPERATIONS OR NET ASSET VALUE PER SHARE OF THE FUND.

NOTES  TO  FINANCIAL  STATEMENTS
3. PURCHASES AND SALES OF SECURITIES -- PURCHASES AND SALES OF PORTFOLIO SECURITIES, EXCLUDING SHORT-TERM INVESTMENTS, FOR THE YEAR ENDED SEPTEMBER 30, 2001 AMOUNTED TO $1,304,438 AND $1,847,060, RESPECTIVELY. AT SEPTEMBER 30, 2001, THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS SUBSTANTIALLY THE SAME AS THE COST FOR FINANCIAL REPORTING PURPOSES, AND THE TAX BASIS GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS AMOUNTED TO $1,497,500 AND $163, RESPECTIVELY.
4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. SELIGMAN & CO. INCORPORATED (THE "MANAGER") MANAGES THE AFFAIRS OF THE FUND AND PROVIDES THE NECESSARY PERSONNEL AND FACILITIES. COMPENSATION OF ALL OFFICERS OF THE FUND, ALL TRUSTEES OF THE FUND WHO ARE EMPLOYEES OF THE MANAGER, AND ALL PERSONNEL OF THE FUND AND THE MANAGER IS PAID BY THE MANAGER. THE MANAGER'S FEE, CALCULATED DAILY AND PAYABLE MONTHLY, IS EQUAL TO 0.50% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS.
          SELIGMAN ADVISORS, INC. (THE "DISTRIBUTOR"), AGENT FOR THE DISTRIBUTION OF THE FUND'S SHARES AND AN AFFILIATE OF THE MANAGER, RECEIVED CONCESSIONS OF $4,510 FOR SALES OF CLASS A SHARES. COMMISSIONS OF $34,126 AND $3,919 WERE PAID TO DEALERS FOR SALES OF CLASS A AND CLASS C SHARES, RESPECTIVELY.
          THE FUND HAS AN ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN (THE "PLAN") WITH RESPECT TO DISTRIBUTION OF ITS SHARES. UNDER THE PLAN, WITH RESPECT TO CLASS A SHARES, SERVICE ORGANIZATIONS CAN ENTER INTO AGREEMENTS WITH THE DISTRIBUTOR AND RECEIVE A CONTINUING FEE OF UP TO 0.25% ON AN ANNUAL BASIS, PAYABLE QUARTERLY, OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES ATTRIBUTABLE TO THE PARTICULAR SERVICE ORGANIZATIONS FOR PROVIDING PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE DISTRIBUTOR CHARGES SUCH FEES TO THE FUND PURSUANT TO THE PLAN. FOR THE YEAR ENDED SEPTEMBER 30, 2001, FEES INCURRED AGGREGATED $59,543, OR 0.25% PER ANNUM OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES.
          UNDER THE PLAN, WITH RESPECT TO CLASS C AND CLASS D SHARES, SERVICE ORGANIZATIONS CAN ENTER INTO AGREEMENTS WITH THE DISTRIBUTOR AND RECEIVE A CONTINUING FEE FOR PROVIDING PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS OF UP TO 0.25% ON AN ANNUAL BASIS OF THE AVERAGE DAILY NET ASSETS OF THE CLASS C AND CLASS D SHARES FOR WHICH THE ORGANIZATIONS ARE RESPONSIBLE, AND FEES FOR PROVIDING OTHER DISTRIBUTION ASSISTANCE OF UP TO 0.75% ON AN ANNUAL BASIS OF SUCH AVERAGE DAILY NET ASSETS. SUCH FEES ARE PAID MONTHLY BY THE FUND TO THE DISTRIBUTOR PURSUANT TO THE PLAN. FOR THE YEAR ENDED SEPTEMBER 30, 2001, FEES INCURRED UNDER THE PLAN AMOUNTED TO $2,732 AND $5,803, FOR CLASS C AND CLASS D SHARES, RESPECTIVELY, WHICH IS EQUIVALENT TO 1% PER ANNUM OF THE AVERAGE DAILY NET ASSETS OF EACH CLASS.
          THE DISTRIBUTOR IS ENTITLED TO RETAIN ANY CDSC IMPOSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS C SHARES OCCURRING WITHIN 18 MONTHS OF PURCHASE AND ON REDEMPTIONS OF CLASS D SHARES OCCURRING WITHIN ONE YEAR OF PURCHASE. FOR THE YEAR ENDED SEPTEMBER 30, 2001, SUCH CHARGES AMOUNTED TO $1,396.
          SELIGMAN SERVICES, INC., AN AFFILIATE OF THE MANAGER, IS ELIGIBLE TO RECEIVE COMMISSIONS FROM CERTAIN SALES OF SHARES OF THE FUND, AS WELL AS DISTRIBUTION AND SERVICE FEES PURSUANT TO THE PLAN. FOR THE YEAR ENDED SEPTEMBER 30, 2001, SELIGMAN SERVICES, INC. RECEIVED COMMISSIONS OF $1,311 FROM THE SALE OF SHARES OF THE FUND. SELIGMAN SERVICES, INC. ALSO RECEIVED DISTRIBUTION AND SERVICE FEES OF $4,143 PURSUANT TO THE PLAN.

NOTES  TO  FINANCIAL  STATEMENTS
          SELIGMAN DATA CORP., WHICH IS OWNED BY CERTAIN ASSOCIATED INVESTMENT COMPANIES, CHARGED AT COST $38,718 FOR SHAREHOLDER ACCOUNT SERVICES.
          CERTAIN OFFICERS AND TRUSTEES OF THE FUND ARE OFFICERS OR DIRECTORS OF THE MANAGER, THE DISTRIBUTOR, SELIGMAN SERVICES, INC., AND/OR SELIGMAN DATA CORP. THE FUND HAS A COMPENSATION ARRANGEMENT UNDER WHICH TRUSTEES WHO RECEIVE FEES MAY ELECT TO DEFER RECEIVING SUCH FEES. TRUSTEES MAY ELECT TO HAVE THEIR DEFERRED FEES ACCRUE INTEREST OR EARN A RETURN BASED ON THE PERFORMANCE OF THE FUND OR OTHER FUNDS IN THE SELIGMAN GROUP OF INVESTMENT COMPANIES. THE COST OF SUCH FEES AND EARNINGS (LOSS) ACCRUED THEREON IS INCLUDED IN TRUSTEES' FEES AND EXPENSES. FOR THE YEAR ENDED SEPTEMBER 30, 2001, THE LOSS FROM THE RETURN ON DEFERRED FEES WAS $5,726, REDUCING TRUSTEE FEES EXPENSE. THE ACCUMULATED BALANCE AT SEPTEMBER 30, 2001, OF $30,441 IS INCLUDED IN OTHER LIABILITIES. DEFERRED FEES AND RELATED ACCRUED EARNINGS ARE NOT DEDUCTIBLE FOR FEDERAL INCOME TAX PURPOSES UNTIL SUCH AMOUNTS ARE PAID.
5. COMMITTED LINE OF CREDIT - THE FUND IS A PARTICIPANT IN A JOINT $825 MILLION COMMITTED LINE OF CREDIT THAT IS SHARED BY SUBSTANTIALLY ALL FUNDS IN THE SELIGMAN GROUP OF INVESTMENT COMPANIES. THE FUND'S BORROWINGS ARE LIMITED TO 10% OF ITS NET ASSETS. BORROWINGS PURSUANT TO THE CREDIT FACILITY ARE SUBJECT TO INTEREST AT A PER ANNUM RATE EQUAL TO THE OVERNIGHT FEDERAL FUNDS RATE PLUS 0.50%. THE FUND INCURS A COMMITMENT FEE OF 0.10% PER ANNUM ON ITS SHARE OF THE UNUSED PORTION OF THE CREDIT FACILITY. THE CREDIT FACILITY MAY BE DRAWN UPON ONLY FOR TEMPORARY PURPOSES AND IS SUBJECT TO CERTAIN OTHER CUSTOMARY RESTRICTIONS. THE CREDIT FACILITY COMMITMENT EXPIRES IN JUNE 2002, BUT IS RENEWABLE ANNUALLY WITH THE CONSENT OF THE PARTICIPATING BANKS. FOR THE YEAR ENDED SEPTEMBER 30, 2001, THE FUND DID NOT BORROW FROM THE CREDIT FACILITY.

FINANCIAL  HIGHLIGHTS

          THE TABLES BELOW ARE INTENDED TO HELP YOU UNDERSTAND EACH CLASS'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS OR FROM ITS INCEPTION IF LESS THAN FIVE YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE OF A CLASS THAT WAS HELD THROUGHOUT THE PERIODS SHOWN. PER SHARE AMOUNTS ARE CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. "TOTAL RETURN" SHOWS THE RATE THAT YOU WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN EACH CLASS, ASSUMING YOU REINVESTED ALL YOUR DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. TOTAL RETURNS DO NOT REFLECT ANY SALES CHARGES AND ARE NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.


                                                                CLASS  A                           CLASS  C
                                                --------------------------------------    -------------------------
                                                                                            YEAR  ENDED     5/27/99*
                                                YEAR  ENDED  SEPTEMBER  30,                SEPTEMBER  30,       TO
                                                --------------------------------------    -------------------------
                                                2001     2000    1999     1998     1997    2001    2000     9/30/99
-----------------------------------------------------------------------------------------------------------------
PER  SHARE  DATA:
NET  ASSET  VALUE,  BEGINNING  OF PERIOD        $7.49    $7.49   $8.24    $7.96    $7.82  $7.48    $7.49    $7.88
                                                -----    -----    -----    -----    -----  -----    -----   -----
INCOME  FROM  INVESTMENT  OPERATIONS:
NET INVESTMENT INCOME                            0.33     0.34    0.34     0.35     0.36   0.27     0.28     0.10
NET  REALIZED  AND  UNREALIZED  INVESTMENT
GAIN  (LOSS)  ON INVESTMENTS                     0.43     0.05   (0.60)    0.36     0.24   0.43     0.04   (0.39)
                                                -----    -----    -----    -----    -----  -----    -----   -----
TOTAL  FROM  INVESTMENT  OPERATIONS              0.76     0.39   (0.26)    0.71     0.60   0.70     0.32   (0.29)
                                                -----    -----    -----    -----    -----  -----    -----   -----
LESS  DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME            (0.33)   (0.34)  (0.34)   (0.35)   (0.36) (0.27)   (0.28)  (0.10)
DISTRIBUTIONS  FROM  NET  REALIZED
CAPITAL  GAIN                                      --    (0.05)  (0.15)   (0.08)   (0.10)     --   (0.05)      --
                                                -----    -----    -----    -----    -----  -----    -----   -----
TOTAL  DISTRIBUTIONS                            (0.33)   (0.39)  (0.49)   (0.43)   (0.46) (0.27)   (0.33)  (0.10)
                                                -----    -----    -----    -----    -----  -----    -----   -----
NET  ASSET  VALUE,  END  OF  PERIOD             $7.92    $7.49   $7.49    $8.24    $7.96  $7.91    $7.48    $7.49
                                                =====    =====   =====    =====    =====  =====    =====    =====
TOTAL  RETURN:                                  10.27%    5.33%  (3.38)%   9.20%    7.89%  9.48%    4.42%   (3.84)%
RATIOS/SUPPLEMENTAL  DATA:
NET  ASSETS,  END  OF  PERIOD (000S  OMITTED) $24,047  $23,014 $25,142  $29,582  $30,092   $628     $202     $143
RATIO  OF  EXPENSES  TO  AVERAGE
NET  ASSETS                                     1.32%    1.28%   1.21%    1.19%    1.19%  2.07%    2.03%    1.93%+
RATIO  OF  NET  INCOME  TO  AVERAGE
NET  ASSETS                                     4.20%    4.56%   4.25%    4.34%    4.60%   3.45%    3.81%   3.69%+
PORTFOLIO  TURNOVER  RATE                       5.43%   12.11%   7.80%   13.05%   32.99%   5.43%   12.11%   7.80%++




-----------
SEE  FOOTNOTES  ON  PAGE  15.

FINANCIAL HIGHLIGHTS



                                                                         CLASS D
                                                      ------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------
                                                      2001      2000      1999     1998     1997
------------------------------------------------------------------------------------------------

PER  SHARE  DATA:
NET  ASSET VALUE, BEGINNING OF YEAR                   $7.48     $7.49     $8.23    $7.95    $7.81
                                                      -----     -----     -----    ----     -----
INCOME  FROM  INVESTMENT  OPERATIONS:
NET  INVESTMENT  INCOME                                0.27      0.28      0.28     0.29     0.30
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
  ON  INVESTMENTS                                      0.43      0.04     (0.59)    0.36     0.24
                                                      -----     -----     -----    ----     -----
TOTAL  FROM  INVESTMENT  OPERATIONS                    0.70      0.32     (0.31)    0.65     0.54
                                                      -----     -----     -----    ----     -----
LESS  DISTRIBUTIONS:
DIVIDENDS  FROM  NET  INVESTMENT  INCOME              (0.27)    (0.28)    (0.28)   (0.29)  (0.30)
DISTRIBUTIONS FROM NET GAIN REALIZED                     --     (0.05)    (0.15)   (0.08)  (0.10)
                                                      -----     -----     -----    ----     -----
TOTAL  DISTRIBUTIONS                                  (0.27)    (0.33)    (0.43)   (0.37)  (0.40)
                                                      -----     -----     -----    ----     -----
NET  ASSET  VALUE,  END  OF  YEAR                     $7.91     $7.48     $7.49    $8.23    $7.95
                                                      =====     =====     =====    =====    =====
TOTAL  RETURN:                                         9.48%     4.42%    (3.99)%   8.36%    7.07%
RATIOS/SUPPLEMENTAL  DATA:
NET  ASSETS, END OF YEAR (000S OMITTED)                 $596      $600      $856     $607     $816
RATIO  OF  EXPENSES  TO  AVERAGE  NET  ASSETS          2.07%     2.03%     1.96%    1.97%    1.96%
RATIO  OF  NET  INCOME  TO AVERAGE NET ASSETS          3.45%     3.81%     3.50%    3.56%    3.83%
PORTFOLIO  TURNOVER  RATE                              5.43%    12.11%     7.80%   13.05%   32.99%






-----------
*  COMMENCEMENT  OF  OFFERING  OF  CLASS  C  SHARES.
+  ANNUALIZED.
++ FOR THE PERIOD FROM MAY 27, 1999 TO SEPTEMBER 30, 1999. SEE NOTES TO FINANCIAL STATEMENTS.

REPORT  OF  INDEPENDENT  AUDITORS
THE  TRUSTEES  AND  SHAREHOLDERS,
SELIGMAN  PENNSYLVANIA  MUNICIPAL  FUND:

     WE HAVE AUDITED THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE PORTFOLIO OF INVESTMENTS, OF SELIGMAN PENNSYLVANIA MUNICIPAL FUND AS OF SEPTEMBER 30, 2001, AND THE RELATED STATEMENTS OF OPERATIONS FOR THE YEAR THEN ENDED AND OF CHANGES IN NET ASSETS FOR EACH OF THE TWO YEARS IN THE PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.
     WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF SEPTEMBER 30, 2001, BY CORRESPONDENCE WITH THE FUND'S CUSTODIAN. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.
     IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF SELIGMAN PENNSYLVANIA MUNICIPAL FUND AS OF SEPTEMBER 30, 2001, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS, AND THE FINANCIAL HIGHLIGHTS FOR THE RESPECTIVE STATED PERIODS IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA.

DELOITTE & TOUCHE LLP
NEW YORK, NEW YORK
NOVEMBER 9, 2001

TRUSTEES

JOHN  R.  GALVIN  2,  4
DIRECTOR,  RAYTHEON  COMPANY
DEAN EMERITUS, FLETCHER SCHOOL OF LAW AND DIPLOMACY AT TUFTS UNIVERSITY

ALICE  S.  ILCHMAN  3,  4
TRUSTEE,  COMMITTEE  FOR  ECONOMIC  DEVELOPMENT
CHAIRMAN,  THE  ROCKEFELLER  FOUNDATION

FRANK  A.  MCPHERSON  3,  4
DIRECTOR,  KIMBERLY-CLARK  CORPORATION
DIRECTOR,  BAPTIST  MEDICAL  CENTER
DIRECTOR,  CONOCO  INC.

JOHN  E.  MEROW  2,  4
DIRECTOR,  COMMONWEALTH  INDUSTRIES,  INC.
TRUSTEE,  NEW  YORK-PRESBYTERIAN  HOSPITAL
RETIRED  CHAIRMAN  AND  SENIOR  PARTNER,
SULLIVAN  &  CROMWELL,  LAW  FIRM

BETSY  S.  MICHEL  2,  4
TRUSTEE,  THE  GERALDINE  R.  DODGE  FOUNDATION

WILLIAM  C.  MORRIS  1
CHAIRMAN
CHAIRMAN  OF  THE  BOARD,
J.  &  W.  SELIGMAN  &  CO.  INCORPORATED
CHAIRMAN,  CARBO  CERAMICS  INC.
DIRECTOR,  KERR-MCGEE  CORPORATION

JAMES  C.  PITNEY  3,  4
RETIRED PARTNER, PITNEY, HARDIN, KIPP & SZUCH, LAW FIRM

LEROY  C.  RICHIE  2,  4
CHAIRMAN  AND  CEO,  Q  STANDARDS  WORLDWIDE,  INC.

JAMES  Q.  RIORDAN  3,  4
DIRECTOR,  KEYSPAN  CORPORATION
TRUSTEE,  COMMITTEE  FOR  ECONOMIC  DEVELOPMENT

ROBERT  L.  SHAFER  3,  4
RETIRED  VICE  PRESIDENT,  P  ZER  INC.

JAMES  N.  WHITSON  2,  4
DIRECTOR  AND  CONSULTANT,  SAMMONS  ENTERPRISES,  INC.
DIRECTOR,  C-SPAN
DIRECTOR,  COMMSCOPE,  INC.

BRIAN  T.  ZINO  1
PRESIDENT
PRESIDENT, J. & W. SELIGMAN & CO. INCORPORATED
CHAIRMAN,  SELIGMAN  DATA  CORP.
VICE  CHAIRMAN,  ICI  MUTUAL  INSURANCE  COMPANY
MEMBER  OF  THE  BOARD  OF  GOVERNORS,
INVESTMENT  COMPANY  INSTITUTE

FRED  E.  BROWN
TRUSTEE  EMERITUS
-----------
MEMBER:
1    EXECUTIVE COMMITTEE
2    AUDIT COMMITTEE
3    TRUSTEE NOMINATING COMMITTEE
4    BOARD OPERATIONS COMMITTEE

EXECUTIVE  OFFICERS

WILLIAM  C.  MORRIS
CHAIRMAN

BRIAN  T.  ZINO
PRESIDENT

THOMAS  G.  MOLES
VICE  PRESIDENT

THOMAS  G.  ROSE
VICE  PRESIDENT

LAWRENCE  P.  VOGEL
VICE  PRESIDENT  AND  TREASURER

FRANK  J.  NASTA
SECRETARY

FOR  MORE  INFORMATION

MANAGER
J. & W. SELIGMAN & CO. INCORPORATED
100  PARK  AVENUE
NEW  YORK,  NY  10017

GENERAL  COUNSEL
SULLIVAN  &  CROMWELL

INDEPENDENT  AUDITORS
DELOITTE  &  TOUCHE  LLP

GENERAL  DISTRIBUTOR
SELIGMAN  ADVISORS,  INC.
100  PARK  AVENUE
NEW  YORK,  NY  10017

SHAREHOLDER  SERVICE  AGENT
SELIGMAN  DATA  CORP.
100  PARK  AVENUE
NEW  YORK,  NY  10017

IMPORTANT  TELEPHONE  NUMBERS
(800) 221-2450   SHAREHOLDER SERVICES
(212) 682-7600   OUTSIDE THE UNITED STATES
(800) 622-4597   24-HOUR AUTOMATED TELEPHONE ACCESS SERVICE

GLOSSARY  OF  FINANCIAL  TERMS

CAPITAL GAIN DISTRIBUTION -- A PAYMENT TO MUTUAL FUND SHAREHOLDERS OF PROFITS REALIZED ON THE SALE OF SECURITIES IN THE FUND'S PORTFOLIO.

CAPITAL APPRECIATION/DEPRECIATION -- AN INCREASE OR DECREASE IN THE MARKET VALUE OF A MUTUAL FUND'S PORTFOLIO SECURITIES, WHICH IS REFLECTED IN THE NET ASSET VALUE OF THE FUND'S SHARES. CAPITAL APPRECIATION/DEPRECIATION OF AN INDIVIDUAL SECURITY IS IN RELATION TO THE ORIGINAL PURCHASE PRICE.

COMPOUNDING -- THE CHANGE IN THE VALUE OF AN INVESTMENT AS SHAREHOLDERS RECEIVE EARNINGS ON THEIR INVESTMENT'S EARNINGS. FOR EXAMPLE, IF $1,000 IS INVESTED AT A FIXED RATE OF 7% A YEAR, THE INITIAL INVESTMENT IS WORTH $1,070 AFTER ONE YEAR. IF THE RETURN IS COMPOUNDED, SECOND YEAR EARNINGS WILL NOT BE BASED ON THE ORIGINAL $1,000, BUT ON THE $1,070, WHICH INCLUDES THE FIRST YEAR'S EARNINGS.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- DEPENDING ON THE CLASS OF SHARES OWNED, A FEE CHARGED BY A MUTUAL FUND WHEN SHARES ARE SOLD BACK TO THE FUND. THE CDSC EXPIRES AFTER A FIXED TIME PERIOD.

DIVIDEND -- A PAYMENT BY A MUTUAL FUND, USUALLY DERIVED FROM THE FUND'S NET INVESTMENT INCOME (DIVIDENDS AND INTEREST LESS EXPENSES).

DIVIDEND YIELD -- A MEASUREMENT OF A FUND'S DIVIDEND AS A PERCENTAGE OF THE MAXIMUM OFFERING PRICE OR NET ASSET VALUE.

EXPENSE RATIO -- THE COST OF DOING BUSINESS FOR A MUTUAL FUND, EXPRESSED AS A PERCENT OF THE FUND'S NET ASSETS.

INVESTMENT OBJECTIVE -- THE SHARED INVESTMENT GOAL OF A FUND AND ITS
SHAREHOLDERS.

MANAGEMENT FEE -- THE AMOUNT PAID BY A MUTUAL FUND TO ITS INVESTMENT ADVISOR(S).

MULTIPLE CLASSES OF SHARES -- ALTHOUGH AN INDIVIDUAL MUTUAL FUND INVESTS IN ONLY ONE PORTFOLIO OF SECURITIES, IT MAY OFFER INVESTORS SEVERAL PURCHASE OPTIONS WHICH ARE "CLASSES" OF SHARES. MULTIPLE CLASSES PERMIT SHAREHOLDERS TO CHOOSE THE FEE STRUCTURE THAT BEST MEETS THEIR NEEDS AND GOALS. GENERALLY, EACH CLASS WILL DIFFER IN TERMS OF HOW AND WHEN SALES CHARGES AND CERTAIN FEES ARE ASSESSED.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A SELF-REGULATORY BODY WITH AUTHORITY OVER FIRMS THAT DISTRIBUTE MUTUAL FUNDS.

NET ASSET VALUE (NAV) PER SHARE -- THE MARKET WORTH OF ONE FUND SHARE, OBTAINED BY ADDING A MUTUAL FUND'S TOTAL ASSETS (SECURITIES, CASH, AND ANY ACCRUED EARNINGS), SUBTRACTING LIABILITIES, AND DIVIDING THE RESULTING NET ASSETS BY THE NUMBER OF SHARES OUTSTANDING.

OFFERING PRICE -- THE PRICE AT WHICH A MUTUAL FUND'S SHARE CAN BE PURCHASED. THE OFFERING PRICE IS THE CURRENT NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE.

PORTFOLIO TURNOVER -- A MEASURE OF THE TRADING ACTIVITY IN A MUTUAL FUND'S INVESTMENT PORTFOLIO THAT REFLECTS HOW OFTEN SECURITIES ARE BOUGHT AND SOLD.

PROSPECTUS -- THE LEGAL DOCUMENT DESCRIBING A MUTUAL FUND TO ALL PROSPECTIVE SHAREHOLDERS. IT CONTAINS INFORMATION REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION, SUCH AS THE FUND'S INVESTMENT OBJECTIVE AND POLICIES, SERVICES, INVESTMENT RESTRICTIONS, HOW SHARES ARE BOUGHT AND SOLD, FUND FEES AND OTHER CHARGES, AND THE FUND'S FINANCIAL HIGHLIGHTS.

SEC YIELD -- SEC YIELD REFERS TO THE NET INCOME EARNED BY A FUND DURING A RECENT 30-DAY PERIOD. THIS INCOME IS ANNUALIZED AND THEN DIVIDED BY THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE 30-DAY PERIOD. THE SEC YIELD FORMULA REFLECTS SEMIANNUAL COMPOUNDING.

SECURITIES AND EXCHANGE COMMISSION -- THE PRIMARY US FEDERAL AGENCY THAT REGULATES THE REGISTRATION AND DISTRIBUTION OF MUTUAL FUND SHARES.

STATEMENT OF ADDITIONAL INFORMATION -- A DOCUMENT THAT CONTAINS MORE DETAILED INFORMATION ABOUT AN INVESTMENT COMPANY AND THAT SUPPLEMENTS THE PROSPECTUS. IT IS AVAILABLE AT NO CHARGE UPON REQUEST.

TOTAL RETURN -- A MEASURE OF FUND PERFORMANCE ENCOMPASSING ALL ELEMENTS OF RETURN. REFLECTS THE CHANGE IN SHARE PRICE OVER A GIVEN PERIOD AND ASSUMES ALL DISTRIBUTIONS ARE TAKEN IN ADDITIONAL FUND SHARES. THE AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL COMPOUNDED RATE OF RETURN FOR THE PERIODS PRESENTED.


YIELD ON SECURITIES -- FOR BONDS, THE CURRENT YIELD IS THE COUPON RATE OF INTEREST, DIVIDED BY THE PURCHASE PRICE. FOR STOCKS, THE YIELD IS MEASURED BY DIVIDING DIVIDENDS PAID BY THE MAXIMUM OFFERING PRICE OF THE STOCK.

-----------
ADAPTED FROM THE INVESTMENT COMPANY INSTITUTE'S 2001 MUTUAL FUND FACT BOOK.